Long term investments - Group long-term investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Long term investments
Total measurement alternative investments	¥ 13,000		¥ 5,000
Less: impairment	(1,000)		(1,000)
Long-term investments, net	12,000	$ 1,883	4,000
Investee A
Long term investments
Total measurement alternative investments	1,000		1,000
Investee B
Long term investments
Total measurement alternative investments	4,000		¥ 4,000
Investee C
Long term investments
Total measurement alternative investments	¥ 8,000